Other Loss Related To Short Term Investment	12 Months Ended
Dec. 31, 2011
Other Loss Related To Short Term Investment
Other Loss Related To Short Term Investment
NOTE 6: -	OTHER LOSS RELATED TO SHORT TERM INVESTMENT

On February 11, 2010, the Company and one of its customers (the "Customer") entered into a Note Purchase Agreement (the "Note Purchase Agreement"). Pursuant to the Note Purchase Agreement, the Company purchased from the Customer subordinated convertible promissory notes in the aggregate original principal amount of up to $ 7,000 (the "Notes") in 2010.

The outstanding principal balance of the Notes together with interest accrued and unpaid to date shall be due and payable at any time on or after such date that is the earliest of (a) August 11, 2011, (b) an Event of Default (as defined in the Notes), (c) at the Company's election, upon the consummation of an Acquisition Event or an Equity Financing (as defined in the Notes).

The Company's investment in the Note was reviewed for impairment whenever events or changes in circumstances indicated that the carrying amount of the investment may not be recoverable. The Company does not expect to collect, therefore following the Company's review for impairment of the Note, the Company recorded an impairment of the entire investment in the amount of $ 7,000 in the year ended December 31, 2010.  The Company has not collected any portion of the Note in 2011.